PROPERTY, PLANT AND EQUIPMENT - Movement of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 522	$ 582
Additions	243	280
Termination	(90)
Depreciation	(346)	(340)
Ending balance	329	522
Buildings
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	370	582
Additions	143	0
Termination	0
Depreciation	(238)	(212)
Ending balance	275	370
Equipment
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	152	0
Additions	100	280
Termination	(90)
Depreciation	(108)	(128)
Ending balance	$ 54	$ 152